Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	China Networks International Holdings Ltd
Entity Central Index Key	0001443979
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	83,109,978

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 2,117,731	$ 2,005,727
Restricted cash	236,400	236,400
Receivable from YR TV station		3,331,675
Other receivables and prepaid expenses	159,374	225,720
Receivable from disposal of subsidiaries to Kunming TV Station	111,368	2,371,095
Total current assets	2,624,873	8,170,617
PROPERTY & EQUIPMENT-NET	7,351	11,944
TOTAL ASSETS	2,632,224	8,182,561
CURRENT LIABILITIES
Other payable	615,330	330,854
Accrued liabilities	194,872	87,430
Due to related parties	59,750	59,750
Payable to TV station	1,382,194	1,346,979
Total current liabilities	2,252,146	1,825,013
COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	2,488,546	2,061,413
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares $0.0005 par value, 16,000,000 shares authorized, 5,689,506 shares issued and outstanding at December 31, 2012; liquidation preference of $5,689,506, 7,264,503 shares issued at December 31, 2011	2,846	3,633
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2012, 83,109,978 shares issued at December 31, 2011)	8,318	8,318
Additional paid-in capital	27,124,406	28,698,619
Accumulated deficit	(29,037,122)	(24,631,818)
Accumulated other comprehensive income	962,157	954,490
Total shareholders' equity	(939,395)	5,033,242
Non-controlling interest	1,083,073	1,087,906
Total equity	143,678	6,121,148
TOTAL LIABILITIES AND EQUITY	$ 2,632,224	$ 8,182,561

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2009
Statement Of Financial Position [Abstract]
Class A Preferred Shares, par value	$ 0.0005
Class A Preferred Shares, shares authorized	16,000,000
Class A Preferred Shares, shares issued	5,689,506	7,264,503
Class A Preferred Shares, shares outstanding	5,689,506
Class A Preferred Shares, liquidation preference	$ 5,689,506	$ 5,689,506
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	83,109,978
Common stock, shares issued	83,109,978	83,109,978
Common stock, shares outstanding	83,109,978		12,927,888

Consolidated Statements of Operations and Comprehensive Income/(Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
NET REVENUE			$ 3,751,410
COST OF REVENUE			2,394,173
Gross profit			1,357,237
OPERATING EXPENSES
Selling expense		160	19,903
General and administrative expense	909,729	1,099,941	2,253,785
Total operating expenses	909,729	1,100,101	2,273,688
LOSS FROM OPERATIONS	(909,729)	(1,100,101)	(916,451)
OTHER INCOME/(EXPENSE)
Other income/(expense)	230	321	(9,023)
Interest expense		(193,900)	(1,790,304)
Interest income	113,165	337,961	25,911
Impairment charges on intangible assets		(6,506,969)
Impairment charges on receivable from YR TV Station	(3,345,284)	(680,000)
Written off of debt discount and deferred finance cost		(3,237,616)
Premium paid on redemption of debenture payable		(2,281,162)
Gain on extinguishment and cancellation of debt			5,576,855
Total other income/(expense)	(3,231,889)	(12,561,365)	3,803,439
(LOSS)/INCOME BEFORE INCOME TAX	(4,141,618)	(13,661,466)	2,886,988
INCOME TAX		(106,956)	148,529
Net (loss)/income from continuing operations	(4,141,618)	(13,554,510)	2,738,459
Discontinued operations, net of taxes (including loss on disposal of subsidiaries of $7,562,491 for 2010)			(3,408,986)
NET LOSS	(4,141,618)	(13,554,510)	(670,527)
Less: Net loss/(income) attributable to the non-controlling interest	20,789	20,065	(2,400,256)
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(4,120,829)	(13,534,445)	(3,070,783)
Dividend on preferred stock	(284,475)	(627,000)	(574,247)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	7,666	430,128	527,668
COMPREHENSIVE LOSS	$ (4,397,638)	$ (13,731,317)	$ (3,117,362)
Basic and diluted income/(loss) from continuing operations per common share	$ (0.05)	$ (0.21)	$ 0.08
Basic and diluted (loss)/income from discontinued operations per common share			$ (0.1)
Basic and diluted loss per common share	$ (0.05)	$ (0.21)	$ (0.09)
Weighted average shares outstanding	83,109,978	65,940,384	32,826,462

Consolidated Statements of Changes in Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss)/Income	Non-controlling Interest
Beginning Balance at Dec. 31, 2009	$ (2,258,357)		$ 1,293		$ (7,722,640)	$ (3,306)	$ 5,466,296
Beginning Balance, Shares at Dec. 31, 2009			12,927,888
Change of share capital structure due to the cancellation of Bridge Loan	26,531,728	8,000	2,300	26,521,428
Change of share capital structure due to the cancellation of Bridge Loan, Shares		16,000,000	23,000,000
Cancellation of KERRY PROPPER's common stock due to the cancellation of Bridge Loan	(200)		(200)
Cancellation of KERRY PROPPER's common stock due to the cancellation of Bridge Loan, Shares			(2,000,000)
Issuance of common stock due to the convertible loan	634		634
Issuance of common stock due to the convertible loan, Shares			6,342,110
Issuance of common stock due to the convertible loan's placement fee	75		75
Issuance of common stock due to the convertible loan's placement fee, Shares			750,000
Foreign currency translation adjustment	1,424,965					1,424,965
Decrease in non-controlling interest due to disposal of subsidiaries	(6,806,203)				897,297	(897,297)	(6,806,203)
Gain on debt restructuring to related parties recognized as capital contribution	7,348,693			7,348,693
Net loss	(1,244,774)				(3,645,030)		2,400,256
Balance at Dec. 31, 2010	24,996,561	8,000	4,102	33,870,121	(10,470,373)	524,362	1,060,349
Balance, Shares at Dec. 31, 2010		16,000,000	41,019,998
Early redemption of preferred stock	(8,735,497)	(4,367)		(8,731,130)
Early redemption of preferred stock, Shares		(8,735,497)
Issuance of common stock due to the repayment of convertible loan	3,264,562		2,720	3,261,842
Issuance of common stock due to the repayment of convertible loan, Shares			27,204,680
Foreign currency translation adjustment	477,750					430,128	47,622
Cancellation of shares			(78,800)
Net loss	(14,181,510)				(14,161,445)		(20,065)
Issuance of common stock to settle dividend payable	299,282		1,496	297,786
Issuance of common stock to settle dividend payable, Shares			14,964,100
Balance at Dec. 31, 2011	6,121,148	3,633	8,318	28,698,619	(24,631,818)	954,490	1,087,906
Balance, Shares at Dec. 31, 2011		7,264,506	83,109,978
Early redemption of preferred stock	(1,575,000)	(787)		(1,574,213)
Early redemption of preferred stock, Shares		(1,575,000)
Foreign currency translation adjustment	23,623					7,667	15,956
Net loss	(4,426,093)				(4,405,304)		(20,789)
Balance at Dec. 31, 2012	$ 143,678	$ 2,846	$ 8,318	$ 27,124,406	$ (29,037,122)	$ 962,157	$ 1,083,073
Balance, Shares at Dec. 31, 2012		5,689,503	83,109,978

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income from continuing operations	$ (4,141,618)	$ (13,554,510)	$ 2,738,459
Adjustments to reconcile net (loss)/income from operations to net cash (used in) / provided by operating activities
Depreciation and amortization	4,655	4,496	252,097
Amortization of debt discount and deferred financing cost		3,237,616	317,507
Impairment loss on intangible assets		6,506,969
Impairment loss on receivables from YR TV Station	3,345,284	680,000
Provision for deferred income tax			208,365
Gain on extinguishment of debt			(5,576,855)
Premium paid on redemption of debenture payable		2,281,162
Increase/(decrease) in assets and liabilities
Accounts receivables			6,003,750
Program inventory			78,082
Other receivable -TV Stations			(7,315,664)
Other receivable and prepaid expense	66,346	101,364	800,058
Accounts payable		(5,881)	232,436
Customer deposits			(262,876)
Accrued liabilities	107,442	(274,811)	(273,793)
Other payable			(355,201)
Accrued interest		193,900	1,534,943
Other payable - TV Stations			3,841,963
Taxes payable		(506)	(114,359)
Cash (used in)/provided by operating activities- continuing operations	(617,891)	(830,201)	2,108,912
Cash provided by operating activities- discontinued operations			23,661
Net cash (used in)/provided by operating activities	(617,891)	(830,201)	2,132,573
CASH FLOWS FROM INVESTING ACTIVITIES
Other payable to TV Station		(11,606,673)
Purchase of property and equipment			(2,160)
Net proceeds from disposal of subsidiaries	2,259,728	19,884,341	3,835,503
Cash provided by investing activities- continued operations	2,259,728	8,277,668	3,833,343
Cash used in investing activities-discontinued operations			(773,539)
Net cash provided by investing activities	2,259,728	8,277,668	3,059,804
CASH FLOWS FROM FINANCING ACTIVITIES
Due to related parties			(10,983,629)
Capital contribution from stockholder			32,695
Convertible debentures payable		(11,000,000)
Redemption of Preferred Stock	(1,575,000)	(8,735,497)
Dividends paid		(571,111)
Proceeds from issuance of convertible debentures			9,744,371
Cash used in financing activities - continued operations	(1,575,000)	(20,306,608)	(1,206,563)
Cash provided by financing activities - discontinued operations
Net cash used in financing activities	(1,575,000)	(20,306,608)	(1,206,563)
EXCHANGE RATE EFFECT ON CASH	45,167	(31,630)	522,173
NET INCREASE/(DECREASE) IN CASH	66,837	(12,859,141)	3,985,814
CASH - BEGINNING OF PERIOD	2,005,727	14,896,498	10,388,511
CASH - END OF PERIOD	2,117,731	2,005,727	14,896,498
Cash paid during the period for:
Interest
Income taxes	14	796	297,057
Non-cash investing and financing activities:
Consideration for extinguishment of convertible notes liability paid in the form of common share		983,400	8,050,000
Issuance of common shares in satisfaction of dividend payables paid in the form of common share		299,282	16,000,000
Issuance of common shares in satisfaction of due to related parties			7,000,140
Issuance of common shares in satisfaction of accrued interest payable			$ 4,484,159

Organization	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
ORGANIZATION
NOTE 1 – ORGANIZATION

China Networks International Holdings, Ltd.  (“CNIH” or the “Company”) was incorporated in Delaware on August 16, 2006 as Alyst Acquisition Corp. (“Alyst”) in order to serve as a vehicle for the acquisition of an operating business in any industry, with a focus on the telecommunications industry, through a merger, capital stock exchange, asset acquisition or other similar business combination.  Alyst’s initial shareholders purchased 1,750,000 shares of common stock, par value $0.0001 per share (“Common Stock”), in a private placement.  On July 5, 2007, Alyst consummated its initial public offering (“IPO”) of 8,044,400 of its units (“Units”).  Each Unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock at an exercise price of $5.00 per share.  Simultaneously with the consummation of the IPO, Alyst consummated a private placement of 1,820,000 warrants, each warrant entitled upon exercise to one share of Common Stock at an exercise prices of $5.00 per share.

On June 24, 2009, Alyst announced that Alyst's stockholders approved its proposed redomestication to the British Virgin Islands (“BVI”) and its proposed business combination with China Networks Media, Ltd., a British Virgin Islands company (“China Networks”).  Alyst redomesticated to the British Virgin Islands through a merger with its wholly-owned subsidiary, CNIH, effective June 24, 2009, with CNIH as the surviving entity.  With effect from June 26, 2009, the business combination among Alyst, CNIH, China Networks and its shareholders, was approved by regulators in the BVI and, thereafter, was consummated on June 29, 2009.

Upon consummation of the Business Combination, CNIH had outstanding 12,927,888 ordinary shares, par value $0.0001 per share, 9,864,400 warrants, and an IPO Underwriters’ Purchase Option for 300,000 units, each unit containing one ordinary share and one warrant. As the result of consummation of the business combination, China Networks’ common and preferred shares were converted automatically into 9,422,760 CNIH common shares; therefore China Networks shareholders own approximately 73% of voting equity interests of CNIH. The business combination is considered a reverse acquisition with China Networks as the accounting acquirer.  As such, the historical financial information presented herein prior to June 29, 2009 relates to the financial position and results of operations of China Networks.  Through the business combination, China Networks acquired from Alyst net assets with a fair value of $1,566,492, in which $1,449,122 are in cash.

China Networks was formed to provide broadcast television advertising services in the People’s Republic of China (PRC) operating via joint venture partnerships with PRC state-owned television broadcasters (PRC TV Stations). The Company commenced operations on October 1, 2008. Activity through September 30, 2008 related to the Company’s formation, private placement offering, establishment of joint ventures and contractual relationships in the PRC, and business combination with Alyst. The Company has selected December 31 as its fiscal year end.

The accompanying financial statements include the accounts of CNIH, China Networks and its wholly owned subsidiary Advertising Networks Ltd. (“ANT”). ANT’s accounts include the accounts of its joint-ventures with the PRC TV Stations, Kunming Taishi Information Cartoon Co., Ltd (“Kunming JV”) and Shanxi Yellow River and Advertising Networks Cartoon Technology Co., Ltd (“Taiyuan JV”), as a result of ANT’s effective control of these entities through the composition of the board of directors.  As a result of contractual arrangements with Beijing Guangwang Hetong Advertising and Media Co., Ltd. (“Hetong”) and its shareholders, the Company (through ANT) controls and is considered the primary beneficiary of Hetong, and, accordingly, consolidates the accounts of Hetong in its financial statements.

Hetong is a variable interest entity (VIE) as defined by Financial Accounting Standards Board Interpretation No. 46(R): Consolidation of Variable Interest Entities, an interpretation of ARB 51 (‘‘FIN 46R’’).

Kunming JV, Taiyuan JV and Hetong have been consolidated in these financial statements as of the date of their formation as described below.  The operations of Kunming JV and Hetong and activity under the arrangements described below commenced on October 1, 2008. The operations of Taiyuan JV commenced on January 1, 2009.

All significant intercompany accounts, transactions and cash flows are eliminated on consolidation

Establishment of Joint Ventures between ANT and the PRC TV Stations

Establishment of Joint Ventures.  In 2008, China Networks established certain equity joint ventures with the state owned PRC TV Stations through its Hong Kong wholly-owned subsidiary, ANT.  ANT established the equity joint venture Taiyuan JV with China Yellow River TV Station (“YR TV Station”) in Shanxi Province in June 2008; and established an equity joint venture Kunming JV with Kunming TV Station in Yunnan Province in July 2008 (Taiyuan JV and Kunming JV are collectively referred to as the “JV Tech Cos”, and YR TV Station and Kunming TV Station are collectively referred to as the “PRC TV Stations”).  ANT holds 50% equity interest in the Kunming JV and Taiyuan JV, respectively, and Kunming TV Station and YR TV Station own the remaining 50% of the respective JV Tech Cos.  Under the terms of the Kunming JV agreement, Kunming TV Station will contribute certain assets and contractual rights (see Exclusive cooperation agreement below) with a fair value of RMB150 million (approximately $21,900,000) and ANT will contribute an equal amount in cash.  Kunming TV Station and ANT have contributed 100% and 50%, respectively, of their obligations under this agreement at both December 31, 2009 and December 31, 2008.  ANT is required to contribute the outstanding amount in twelve months after the establishment of Kunming JV. ANT has entered into a supplemental agreement with Kunming TV Station to extend the payment schedule of the outstanding cash contribution until April 30, 2010. ANT has contributed 100% of its obligation under this supplemental agreement before April 30, 2010. Under the terms of the Taiyuan JV agreement, YR TV Station will contribute certain assets and contractual rights (see Exclusive cooperation agreement below) with a fair value of RMB45 million (approximately $6,600,000) and ANT will contribute an equal amount in cash.  YR TV Station and ANT have contributed 100% before December 31, 2009.  The Company subsequently disposed its interest in Kunming JV to Kunming TV station on December 14, 2010 (see paragraph “Disposal of Kunming JV and Kunming Ad Co.” below).

Exclusive Cooperation Agreement.    Pursuant to the Exclusive Cooperation Agreement between the JV Tech Cos and the PRC TV Stations, the PRC TV Stations have exclusively and irrevocably granted to the JV Tech Cos the right to carry out advertising operations on its channels, and to provide to the JV Tech Cos all necessary and relevant support, as well as most-favored terms for the conduct of the advertising business. The PRC TV Stations share their resources with the JV Tech Cos, including, but not limited to, all client information (e.g. databases). Under the terms of this agreement, the PRC TV Stations will not engage any other party in any similar agreements. As such, the JV Tech Co’s has the exclusive right to carry out advertising business on PRC TV Stations’ channels.

Kunming JV and Kunming TV Station entered into such Exclusive Cooperation Agreement on August 6, 2008, while Taiyuan JV and YR TV Station entered such Exclusive Cooperation agreement on July 17, 2008.

Establishment of Trustee Company.   In August 2008, Hetong, the trustee company, established two domestic advertising companies with Kunming TV Station and YR TV Station, under the respective name of Kunming Kaishi Advertising Co., Ltd. (“Kunming Ad Co.”) and Taiyuan Guangwang Hetong Advertising Co., Ltd. (“Taiyuan Ad Co.”) (Kunming Ad Co. and Taiyuan Ad Co. are collectively referred to as the “JV Ad Cos”). Hetong is 100% owned by two PRC nationals, who are the trustees.

In order to comply with current PRC laws limiting foreign ownership in the television advertising industry, China Networks’ operations are conducted through direct ownership of ANT and through contractual arrangements with Hetong. China Networks does not have an equity interest in Hetong, but instead derives indirect economic benefits from Hetong through a series of contractual arrangements.  Through these arrangements, ANT controls Hetong, which in turn owns 50% of Kunming Ad Cos, and 50% of Taiyuan Ad Co. established with PRC TV Stations. The JV Tech Cos collect the television advertising revenue earned by the JV Ad Cos pursuant to an Exclusive Services Agreement, using assets transferred from PRC TV Stations to the JV Tech Cos pursuant to an Asset Transfer Agreement.

Asset Transfer Agreements.   Kunming TV Station and Kunming JV entered into an Asset Transfer Agreement on August 11, 2008, under which Kunming TV Station will transfer certain of its assets and contractual rights to Kunming JV, valued at RMB150 million, and Kunming JV will pay the same to Kunming TV Station. YR TV Station and Shanxi Yellow River and Advertising Networks Cartoon Technology Co., Ltd. (“Taiyuan JV”) also entered into such Asset Transfer Agreement on July 17, 2008, under which YR TV Station will transfer certain of its asset and contractual rights, valued at RMB45 million, to Taiyuan JV, and the same consideration will be paid by Taiyuan JV. All governmental, statutory and other approvals required for the transfer of these assets were obtained as of the date of the first transfer in August 2008.  Taiyuan JV paid YR TV Station RMB45 million (approximately $6.6 million) under this agreement before December 31, 2009.  Kunming JV paid RMB85 million (approximately $12.4 million) to Kunming TV Station before December 31, 2009 and the remaining RMB 65 million (approximately .$9.7 million) within 2010 under the Kunming Asset Transfer Agreement.

Exclusive Services Agreement.    Pursuant to the Exclusive Services Agreement between the JV Tech Cos and the JV Ad Cos, the JV Tech Cos will be the sole and exclusive provider of services to JV Ad Cos relating to technical support for the production of advertising and advertising consulting. In addition, the JV Ad Cos will be the sole and exclusive advertising agent to the JV Tech Cos and will grant to the JV Ad Cos agency rights for all advertising under the exclusive right to carry out advertising operations, granted by the corresponding PRC TV Stations to the JV Tech Cos in accordance with the Exclusive Cooperation Agreement. Under the terms of the Exclusive Services Agreement, the JV Ad Cos will pay the service fee to the JV Tech Cos as accrued, in accordance with the JV Tech Cos’ regular invoices. As such, all of the JV Ad Cos’ pre-tax revenue (less the relevant business tax) generated during the term of this agreement and relating to the marketing of advertising and other operations will be transferred to the JV Tech Cos as the service fee.

Kunming JV and Kunming Ad Co. entered into an Exclusive Services Agreement on August 6, 2008, while Taiyuan JV and Taiyuan Ad Co. entered into an Exclusive Services Agreement on July 17, 2008.

ASC 810 “Consolidation” addresses financial reporting for entities over which control is achieved through a means other than voting rights. In accordance with the requirements of FIN 46R, China Networks has evaluated its relationships with the JV Ad Cos.  The JV Ad Cos are considered variable interest entities (‘‘VIEs’’) as defined by FIN 46R. Through contractual arrangements with JV Ad Cos through Hetong, China Networks is considered the primary beneficiary of the JV Ad Cos as China Networks absorbs a majority of the risk and rewards of those entities.  As such, China Networks consolidates the financial statements of the JV Ad Cos pursuant to FIN 46R as of the date their formation as described above.

Disposal of Kunming JV and Kunming Ad Co.  Due to the Company's strategic plan on the restructuring and integration of Kunming assets, on September 1, 2010, CNIH entered into two agreements with its joint venture partner, Kunming TV Station, on the sale of the Company's assets in Kunming JV and Kunming Ad Co., which are located in Yunnan Province in the PRC, with a total consideration of $22.6 million (RMB150 million) and $0.1 million (RMB 0.7 million), respectively. On December 14, 2010, Kunming JV and Kunming Ad Co. were sold back to the Kunming TV Station. The disposition was completed on December 15, 2010. $19.9 million of the proceeds was received for the year end December 31, 2011, $1.6 million was received subsequent to December 2011.  Management expects the remaining of $0.8million will be settlement by the end of December 2012. The proceeds of the sale of the Company's Kunming assets have been used to deliver an early repayment to holders of the Company's $11 million senior secured convertible debentures.

Termination of Business Contract with YR TV Station.    Due to the TV broadcasting internal restructuring of Shanxi Province in the PRC, YR TV station had merged with Shanxi Broadcasting Group since January 2011, YR TV Station has since then unilaterally terminated the Taiyuan JV agreement with ANT (see paragraph “Establishment of Joint Ventures” and “Exclusive Services Agreement” above). The Company had filed an arbitration to China International Economic and Trade Arbitration Commission (“CIETAC”) to claim YR TV Station the amount of approximately RMB54 million (approximately $8,571,000) on October 9, 2011.  The claim was amended in April 2012 to raise the damage sought to RMB81,417,196 (approximately $12,900,000).

After the conclusion of several hearings, CIETAC repeatedly postponed the date on which to issue an arbitral award.  For strategic reasons, ANT submitted an arbitration withdrawal application to CIETAC on February 17, 2013 and received a Withdrawal Decision on March 18, 2013. The Company is working on other channels to recover the above amount and up to the date of report is still in progress.  There's no initial agreement been signed with YR TV Station.

In connection with the termination of the cooperation agreement and the transfer of the advertising business, Shanxi TV has also taken, as its own, the RMB 45,000,000 of registered capital contributed by the Company to the Yellow River JV.  While the Company acknowledges the right of the PRC government to change policies and rules with respect to agreements with state-owned entities, such as Shanxi TV, however the Company believes that the return of the RMB 45,000,000 contributed to the Yellow River JV by the Company must be returned to the Company.  The Company has attempted, in good faith, to negotiate a settlement with respect to the funds, however, to date Shanxi TV has refused to return the funds to the Company or enter into any settlement agreement.

Accordingly, all the assets and liabilities as affected by the arbitration were grouped together under heading “Receivables from YR TV Station” and “Payables to YR TV Station” on the Balance Sheet.  Further details please read note 5.

Going Concern.  The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. However, the Company did not generate any revenue during the year 2012 and had net cash used in operating activities, which have had a significant adverse impact on its business and continue to negatively impact its projected future liquidity. The Company’s ability to continue as a going concern is dependent on many factors, including, among other things, the outcome of the YR TV Station litigation as described above, and sourcing new stream of revenue and operations.  The Company expects that it will need to raise substantial additional capital to accomplish its business plan over the next several years. In addition, the Company may wish to selectively pursue possible acquisitions of businesses complementary to those of the Company in the future in order to expand its presence in the marketplace and achieve operating efficiencies. The Company expects to seek to obtain additional funding through a bank credit facility or private equity. There can be no assurance as to the availability or terms upon which such financing and capital might be available.

Restatement	12 Months Ended
Dec. 31, 2012
Restatement [Abstract]
RESTATEMENT
NOTE 2 – RESTATEMENT

The Company’s financial statements as of December 31, 2011, contained the following error: omission of the premium of 19,009,680 ordinary shares issued for repayment on redemption of debenture payable.  The original statements of changes in equity stated the issuance of ordinary share for repayment of debenture payable was 8,195,000 shares, it has been restated to 27,204,680 share issued due to the error of omission.

The following financial statement line items were affected by the restatement:

Balance sheet as of December 31, 2011

	As previously
	reported	As restated	Effect of change

Additional paid in capital	$26,419,357	$28,698,619	$2,279,262
Accumulated losses	(22,350,656)	(24,631,818)	(2,281,162)
Loss per shares	0.23	0.21	(0.02)
Statement of operations for the year ended December 31, 2011
	As previously
	reported	As restated	Effect of change

Administrative expenses and other expenses	$11,380,304	$11,380,304	$-
Premium paid on redemption of debenture payable	-	2,281,162	2,281,162
Net loss before tax	11,380,304	13,661,466	2,281,162

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis Of Presentation and Summary Of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 3 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation - The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

Principles of consolidation - The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

Valuation of long-lived assets- The Company follows Accounting Standards Codification (“ASC”) 360, “Property, Plant and Equipment”. The Company periodically evaluates the carrying value of long-lived assets to be held and used, including intangible assets subject to amortization, when events and circumstances warrant such a review.  The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value.  In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset.  Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved.  Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Please read Note 5 – “Receivables and Other Assets from YR TV Station under Arbitration  for a discussion of impairment charges the Company recognized in 2011 related to our investment in YR JV and YR Ad Co.

Fair Value of Financial Instruments - Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

Level 2 — Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Accounting standards require the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

For certain financial instruments, including cash, accounts and other receivables, accounts payable, short-term loans, accruals and other payables, it was assumed that the carrying amounts approximate fair value because of the near term maturities of such obligations. The carrying amounts of long-term loans payable approximate fair value since the interest rate associated with the debt approximates the current market interest rate.

Cash and cash equivalents - Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Restricted cash – Restricted cash represents cash held in Alyst’s checking account, which is obligated to be used for repurchase of 30,000 CNIH common shares, as stipulated by the Amendment to Stock Purchase Agreement between shareholders and Alyst in July 2009.

Accounts receivable – Accounts receivable are stated at the amount management expects to collect from balances outstanding at the period end.  Allowances for doubtful accounts receivable balances are recorded when circumstances indicate that collection is doubtful for particular accounts receivable or as a general reserve for all accounts receivable.  Management estimates such allowances based on historical evidence such as amounts that are subject to risk and customer credit worthiness.  Accounts receivable are written off if reasonable collection efforts are not successful.

Management periodically reviews the outstanding account balances for collectability.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property and equipment – Property and equipment are stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred.   Depreciation and amortization are provided on the straight-line method based on the shorter of the estimated useful lives of the assets or lease term as follows:

Leasehold improvement	3 years
Furniture, fixtures and equipment	5 years
Computer software	1 year

Revenue recognition – The Company has advertising revenue, net of agency commissions and sales tax, and advertisement production revenue.  Advertising revenue is generated from advertising time-slots sold to advertising agencies or advertisers to broadcast their advertisements on television or radio channels.  Advertisement production revenue is generated from service provided to advertisers in designing and producing video advertisements.  The Company recognizes revenue on advertisement when advertisements are broadcast or when the advertisement production service is provided, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Net sales represent the invoiced value of services, net of business tax and agency commissions.  The Company is subject to business tax which is levied on majority of the Company’s sales at the rate of 5.0-8.625% on the invoiced value of services.

The Company requires customers to prepay certain amounts, as determined by both parties, at the time the contracts are signed.  Customer deposits are recognized into revenue when the related service is provided or advertisement is aired and all other revenue recognition criteria are met.

Cost of revenue – The Company’s cost of revenue on advertising revenue includes amortization of purchased program inventory, costs to buy back certain advertising time-slots sold to agency companies which the Company’s advertising customers need, and cost of producing advertisements.

Comprehensive income (loss) – The Company follows the Statement of Financial Accounting Standard (“SFAS”) No. 130, Reporting Comprehensive Income. Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the Company, comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.

Income taxes- Alyst was subject to US federal, New York State and New York City taxes prior to the redomestication to the BVI through a merger with CNIH. China Networks was originally incorporated in the Cayman Islands and subsequently reincorporated in the BVI.  China Networks is not subject to income taxes under the current laws of the Cayman Islands or BVI.  PRC entities are subject to the PRC Enterprise Income tax at the applicable rates on taxable income at the commencement of operations.

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes.  Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date.  Deferred income tax liabilities or assets are recorded to reflect the tax consequences in future differences between the tax basis of assets and liabilities and the financial reporting amounts at each year end.  A valuation allowance is recognized if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized.

Foreign Currency- The functional currency of each foreign operation is the local currency. The consolidated financial statements of the Company are presented in United States Dollars (“US$”). Transactions in foreign currencies during the year are translated into US$ at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies on the balance sheet date are translated into US$ at the exchange rates prevailing on that date. Gains and losses on foreign currency transactions (if any) are included in the statement of operations.

The JV Tech Cos and JV Ad Cos translate their assets and liabilities into US$ at the current exchange rate at the end of the reporting period. Revenues and expenses are translated into US$ using the average exchange rate during the period. Gains and losses that result from the translation are included in other comprehensive loss.

Earnings per Common Share – The Company follows ASC 260, Earnings per Share, resulting in the presentation of basic and diluted earnings per share.  Diluted earnings per common share assume that outstanding common shares were increased by shares convertible from preferred stock. Since the Company’s common stock equivalents are not dilutive for the year ended December 31, 2012 and 2011, the basic and diluted earnings per share for those periods are the same.

Use of estimates - The preparation of the Company’s financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to valuation of program rights and intangible assets, preferred stock valuation, discount on promissory notes, allowance for uncollectible accounts receivable, depreciation, useful lives of property, taxes, and contingencies. These estimates may be adjusted as more current information becomes available and any adjustment could be significant.  Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary.

Non-controlling interest in consolidated financial statements – ASC 810 establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary.  The Company adopted this guidance on January 1, 2009. Please read note 4 – Noncontrolling Interests for further discussion.

Recently Issued Accounting Pronouncements

There is no recently issued accounting pronouncements adopted by the Company.  Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

The Group accounts for and discloses events that occur after the balance sheet but before financial statements are issued or are available to be issued through December 31, 2012.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS
NOTE 4 – NONCONTROLLING INTERESTS

The Company accounts for noncontrolling interests in accordance with FASB ASC 810, Consolidation, which requires: (i) ownership interests in subsidiaries held by parties other than the parent to be clearly identified, labeled, and presented in the consolidated statements of financial position within equity, but separate from the parent's equity; (ii) the amount of consolidated net income (loss) attributable to the parent and to the noncontrolling interest to be clearly identified and presented on the face of the consolidated statements of operations; (iii) changes in a parent's ownership interests that do not result in deconsolidation to be accounted for as equity transactions; and (iv) that a parent recognize a gain or loss in net income upon deconsolidation of a subsidiary, with any retained noncontrolling equity investment in the former subsidiary initially measured at fair value.

The noncontrolling interest for the Company as at December 31, 2012 represented YR TV Station’s share in Taiyuan Ad Co. and Taiyuan JV.  Subject to the matters as discussed in note 3 above, the carrying amount of this noncontrolling is subject to the settlement with YR TV Station. Without a final settlement, the Company continue to according for noncontrolling on the same basis as previous years.

Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Receivables and Prepaid Expenses [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 5 – OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses are summarized as follows:

	December 31, 2012	December 31, 2011

Other receivables and deposits	$159,374	$134,291
Prepaid expenses	-	90,202
Due from staff and others	-	1,227
	$159,374	$225,720

Receivables and Other Assets from YR TV Station Under Arbitration	12 Months Ended
Dec. 31, 2012
Receivables and Other Assets From Yr Tv Station Under Arbitration [Abstract]
RECEIVABLES AND OTHER ASSETS FROM YR TV STATION UNDER ARBITRATION
NOTE 6 –RECEIVABLES AND OTHER ASSETS FROM YR TV STATION UNDER ARBITRATION

	December 31, 2012	December 31, 2011

China YR TV Station- Loan	$751,377	$749,541
China YR TV Station- Advertising income	3,089,450	3,081,899
China YR TV Station- Others	184,457	180,235
Impairment	(4,025,284)	(680,000)
	$-	$3,333,675

As discussed in Note 1 Organization “Termination of Business Contract with YR TV Station” and note 3 “Operations under Arbitration” above, the Company was forced to terminate cooperation with its joint venture partner, YR TV Station due to the PRC’s internal restructuring for TV broadcasting business in Shanxi Province, YR TV Station had merged with Shanxi Broadcasting Group.  As of December 31, 2012, the carrying value of the assets that are under arbitration is separately presented in the Balance Sheet in the caption “Receivables from YR TV Station under arbitration” and these assets are no longer depreciated.

In April 2012, the Company formally filed arbitration against China YR TV Stations to the CIETAC.  CIETAC is the major permanent arbitration institutions in China and responsible for independently and impartially resolves economic and trade disputes by means of arbitration.  In this action the Company allege breach of contract by YR TV Station, seeking recovery of capital investment cost plus interest and others totaled RMB54 million (approximately $8,571,000). After the conclusion of several hearings, CIETAC repeatedly postponed the date on which to issue an arbitral award.  For strategic reasons, ANT submitted an arbitration withdrawal application to CIETAC on February 17, 2013 and received a Withdrawal Decision on March 18, 2013. The Company is working on other channels to recover the above amount and up to the date of report is still in progress.  There's no initial agreement been signed with YR TV Station.

In this instance, management has assessed the matters based on current information and made judgments concerning their potential outcome, giving consideration to the nature of the claim, the amount, and the probability of success. Management believes it will receive a positive award in the dispute.  The management recorded an impairment loss of $680,000 in the year 2011 and a further impairment of $3,345,284 in year 2012, which represents the excess of the carrying values of the assets over their recoverable values.

Management is seeking other means to reach a settlement with China YR TV Stations. Due to the inherent uncertainties including unfavorable rulings or developments, it is possible that the ultimate resolution of our effort could involve amounts that are different from our currently recorded amount and that such differences could be material.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31, 2012	December 31, 2011
At cost:
Furniture, fixtures and equipment	$15,521	$15,483
Computer software	10,158	10,134
	25,679	25,617
Less: accumulated depreciation	(18,328)	(13,673)
Net book value	$7,351	$11,944

Depreciation expense was $4,655 for the year ended December 31, 2012.

Program Rights and Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Program Rights and Intangible Assets, Net [Abstract]
PROGRAM RIGHTS AND INTANGIBLE ASSETS, NET
NOTE 8 –PROGRAM RIGHTS AND INTANGIBLE ASSETS, NET

	December 31, 2012	December 31, 2011

Program rights	$20,692	$20,692
Less: accumulated amortization	(20,692)	(20,692)
	$-	$-

Intangible assets	$7,120,088	$7,120,088
Less: accumulated amortization	(613,119)	(613,119)
Less: impairment charges	(6,506,969)	(6,506,969)
	$-	$-

Program rights represent (1) programs that were contributed by the PRC TV Stations to the JV Tech Cos as capital, and (2) programs purchased by the JV Tech Cos from the PRC TV Stations in accordance with the joint venture and asset transfer agreements, respectively. Program rights are carried at cost and are amortized over their expected useful life of one year.  There was no amortization of program rights in 2012 as the program rights were fully amortized during 2009. The programs included in program rights are those originally produced by the PRC TV Stations and the JV Tech Co’s have ownership of the program rights pursuant to the joint venture and asset transfer agreements.

Intangible assets represent the contractual right to operate the advertising business. Intangible assets are evaluated periodically to determine if expected cash flow generate from the advertising business is sufficient to cover the unamortized portion of the intangible assets. To the extent that expected cash flow is insufficient, the intangible assets are written down to their net realizable value.

Intangible assets are expected to be amortized on a systematic basis over the lives of the Exclusive Cooperation Agreements of 20 and 30 years for Kunming JV and Taiyuan JV, respectively.  As at December 31 2012, the Company assessed the recoverability of intangible assets and due to the uncertainties on the dispute with Shanxi TV Station the Company had wholly impaired the intangible assets of $6,506,969 for the year ended December 31, 2011.

Other Payable	12 Months Ended
Dec. 31, 2012
Other Payable [Abstract]
OTHER PAYABLE
NOTE 9 – OTHER PAYABLE

Other payable consists of the following:

	December 31, 2012	December 31, 2011

Dividend Payable	$615,330	$330,854
	$614,330	$330,854

Dividend payable was based on 5% annual rate of issued preferred shares. Dividend payable was valued at $615,330 and $330,854 as of December 31, 2012 and December 2011 respectively.

Other Payables to TV Stations	12 Months Ended
Dec. 31, 2012
Other Payables To Tv Stations [Abstract]
OTHER PAYABLES TO TV STATIONS
NOTE 10 – OTHER PAYABLES TO TV STATIONS

	December 31, 2012	December 31, 2011

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,305,019	1,269,804
	$1,382,194	$1,346,979

As of December 31, 2012 and 2011, other payable to Kunming Television Station represents payable of $77,175 to be paid by ANT due to the late payment of capital contribution to Kunming Tech Co.

Other payable to China YR TV Station represents $16,214 employee payroll that China YR TV Station paid on behalf of Taiyuan Tech Co. and $1,288,805 reimbursement of YR TV Station’s cost of purchase of TV programs and broadcasting and administrative expenses.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES
NOTE 11 – ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31, 2012	December 31, 2011

Business and other taxes payable	$-	$717
Accrued expenses	193,683	78,851
Accrued salary	1,189	7,862
	$194,872	$87,430

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 12 – RELATED PARTY TRANSACTIONS

Due to related parties

Amounts due to related parties consist of advances made to the Company or payments made behalf on the Company to finance development stage activities and other costs. The amounts due to related parties for such advances were non-interest bearing and had no stated repayment terms. Amounts due to related parties for such advances totaled $59,750 as of December 31, 2012 and 2011.

Loan receivable from related parties

Loan receivable from related parties represent amount extended to the trustees after consolidation elimination of 100% of the registered capital of Hetong, as discussed in Note 1 under Establishment of Trustee Company. The loan receivable is non-interest bearing and due on demand.

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
INCOME TAX
NOTE 13 – INCOME TAX

The enterprise income tax is reported on a separate entity basis.

BVI

China Networks Media, Ltd. was incorporated in the British Virgin Islands and is not subject to income taxes under the current laws of the British Virgin Islands.

PRC

The JV Tech Cos, JV Ad Cos, Hetong, Beijing Guangwang are subject to PRC income tax at the statutory tax rate of 25%.

The income tax provision consists of the following:

	The year ended
	December 31, 2012	December 31, 2011

Current tax	$-	$(106,956)
Deferred tax	-	-
	$-	$(106,956)

The Company adopted ASC 740 “Income Taxes”, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

At December 31, 2012, Company’s management considered that the Company had no uncertain tax positions that affected its consolidated financial position and results of operations or cash flow, and will continue to evaluate for the uncertain position in future. There are no estimated interest costs and penalties provided in the Company’s financial statements for the year ended December 31, 2012.

In the year ended as at December 31, 2012, Company’s income tax is nil.

In the year ended at December 31, 2011, Company’s income tax credit includes $34,797 of prepaid income tax; $25,935 of de franchise income tax; $7,122 of New York City income tax and $39,102 of New York State income tax.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 14 – SHAREHOLDERS’ EQUITY

China Networks was initially organized as a Cayman Islands company under the name of China Networks Limited on March 30, 2007, with 50,000 shares of common stock authorized at $1 par value.

On June 2, 2008, the China Networks changed its registered office to the British Virgin Islands and continued under the name China Networks Media Ltd. China Networks was authorized to issue 1,900,000 share of common stocks and 1,050,000 shares of Class A Preferred Stock, each with a par value of $0.0005 per share.  On the same day, the China Networks cancelled the 1,000 shares of common stock that were previously issued while it was a Cayman Islands company and issued 1,900,000 shares of common stock.

China Network’s Class A Preferred Share had one voting right, a right to an equal share in any dividend paid by the China Networks, a liquidation preference of $0.01 per share, and was convertible into common stock without payment of any further consideration.  The number of common stock that Class A Preferred Shares may be converted into initially is determined by dividing the original purchase price of Class A Preferred Shares by the conversion price of Class A Preferred Shares; provided that the initial conversion price shall be the original purchase price, subject to adjustment upon occurrence of certain events as stated in the Company’s Memorandum and Articles of Association.

Upon consummation of the business combination among Alyst, CNIH, China Networks and its shareholders on June 29, 2009, CNIH had outstanding 12,927,888 ordinary shares, par value $0.0001 per share, 9,864,400 warrants, and an IPO Underwriters’ Purchase Option for 300,000 units, each unit containing one ordinary share and one warrant. As the result of consummation of the business combination, China Networks’ 1,900,000 common and 980,000 preferred shares issued and outstanding immediately prior to the business combination were converted automatically into 9,794,400 shares and another 253,488 shares were issued and held by Alyst’s underwriter for a total of 11,027,888 CNIH common shares; therefore China Networks shareholders own approximately 73% of voting equity interests of CNIH. The business combination is considered a reverse acquisition, which China Networks is the accounting acquirer.

Upon the consummation of business combination, each China Networks preferred share issued and outstanding immediately prior to the business combination has the right to receive a cash amount equal to $7.143. This payment obligation has been accrued as an amount of Due to Related Parties, with an offset to Additional Paid-in Capital and Accumulated Deficit.

In June 2009, Alyst and its shareholders of 5,702,384 common shares entered Stock Purchase Agreement for repurchase of those common shares by an aggregate price of $44,896,637, approximately $7.87 per share (the “Purchase Price”), at the closing of the business combination.  During period of July 1 and July 2, 2009, payments in total of $34,607,721 were paid to former Alyst shareholders of 4,396,604 shares.

In July 2009, the shareholders of the rest 1,305,780 shares entered Amendments to Stock Purchase Agreement (the “Amendment”) with CNIH, which stipulates that these shareholders have the right until five years after the date of the Amendment to exercise the right to receive the Purchase Price. As required by the Amendment, CNIH deposited $10,289,546, representing the aggregate Purchase Price of 1,305,780 shares, in a trust account in July 2009. In September 2009, shareholders of 1,275,780 shares among above mentioned 1,305,780 shares exercised the right to receive Purchase Price.

On April 13, 2010, the Company issued six-year convertible debentures in aggregate a face value of $11,000,000  bearing interest at the rate of 10% per annum and 6,342,110 ordinary shares with a par value of $0.0001 in exchange for proceeds of $11,000,000.

On the same date, CNIH entered into an Exchange and Amendatory Agreement (the “Exchange Agreement”) with China Networks and the holders of senior secured notes of China Networks  in the aggregate principal amount of $25,500,000 (the “Network Notes”).  Pursuant to the Exchange Agreement, the holders agreed to cancel all existing Network Notes in exchange for the pro rata issuance by us of an aggregate of 23,000,000 Ordinary Shares and 16,000,000 Class A Preferred Shares.

In connection with the convertible Debentures issued as discussed in note 11 above, Mr. Kerry Propper agreed to cancel 2,000,000 out of his 2,429,635 common shares of China Networks. The Company also issued 750,000 ordinary shares with a par value of $0.0001 to the placement agent.

On May 12, 2011, the Company redeemed an aggregate of 4,028,690 of the Class A Preferred Shares at a per share price of $1.00.  The redeemed shares were issued to certain investors in a private placement transaction that was consummated on April 13, 2010 as described in note 11 above, and accounted for approximately 25.18% of the total 16,000,000 Class A Preferred Shares outstanding.  In connection with the redemption of the Class A Preferred Shares, the Company paid an aggregate of approximately $4.69 million in June 2011 to pay accrued and outstanding dividend payments owing on the Class A Preferred Shares. The funds used to redeem the Class A Preferred Shares were generated from the sale of interest in the Kunming JV in year 2010.

On November 31, 2011, the Company redeemed an aggregate of 4,706,807 of our Class A Preferred Shares at a per share price of $1.00.  The redeemed shares were issued to certain investors in a private placement transaction that was consummated on April 13, 2010, and accounted for approximately 39.32% of the 11,971,310 Class A Preferred Shares then outstanding. In connection with the redemption, the Company paid an aggregate of approximately $4.7 million in December 2011 which the funds used to redeem the Class A Preferred Shares was generated from the sale of interest in the Kunming JV in year 2010.  At the same time, the Company issued to the holders of the redeemed Class A Preferred Shares an aggregate of 14,964,100 Ordinary Shares as payment for all accrued and outstanding dividends owing on the Class A Preferred Shares amounting to $299,282.

On April 26, 2012, the Company redeemed an aggregate of 1,575,000 of our Class A Preferred Shares at a per share price of $1.00.  The redeemed shares were issued to certain investors in a private placement transaction that was consummated on April 13, 2010, and accounted for approximately 21.68% of the 7,264,503 Class A Preferred Shares then outstanding.

Warrants

After the redomestication merger with Alyst and business combination with China Networks, CNIH has had 9,864,400 warrants outstanding. Each warrant entitles the registered holder to purchase one share of ordinary shares at a price of $5.00 per share, subject to adjustment as discussed below, at any time commencing on the completion of the business combination. The warrants were expired at 5:00 p.m., New York City time on June 28, 2011.

Purchase Option

In connection with Alyst’s IPO, an option to purchase up to a total of 300,000 units was issued to representatives of the underwriters, for $100.  The units issuable upon exercise of the option are identical to the units issued to the public in the IPO, except that the exercise price of the underlying warrants will be $10.00 per share.

Concentrations, Risk and Uncertainties	12 Months Ended
Dec. 31, 2012
Concentrations, Risk and Uncertainties [Abstract]
CONCENTRATIONS, RISK AND UNCERTAINTIES
NOTE 15 – CONCENTRATIONS, RISK AND UNCERTAINTIES

As at December 31, 2012, there is no accounts receivable due from customers. The Company did not have any concentrations of business for both customers and suppliers for the year ended December 31, 2012 due to the minimal operations.

Credit risk on cash and cash equivalents – The Company maintains its cash and cash equivalents in accounts with major financial institutions in the United States of America and the PRC, in the form of demand deposits and money market accounts. Deposits in banks may exceed the amounts of federal deposit insurance provided on such deposits. As of December 31, 2012 the Federal Deposit Insurance Corporation insured balances in bank accounts up to $250,000. At December 31, 2012, the uninsured balances amounted to approximately $1.9 million. The Company has not experienced any losses on its deposits of cash and cash equivalents.

Operating Risk and Market Risk	12 Months Ended
Dec. 31, 2012
Operating Risk and Market Risk [Abstract]
OPERATING RISK AND MARKET RISK
NOTE 16 – OPERATING RISK AND MARKET RISK

Foreign currency risk

Substantially all of the Company’s transactions are denominated in Renminbi, but a substantial portion of its cash is kept in U.S. dollars. Although the Company believes that, in general, its exposure to foreign exchange risks should be limited, its cash flows and revenues will be affected by the foreign exchange rate between U.S. dollars and Renminbi. It is possible that the Chinese government may elect to loosen further its current controls over the extent to which the Renminbi is allowed to fluctuate in value in relation to foreign currencies. The Company’s business and the price of its ordinary shares could be negatively affected by a revaluation of the Renminbi against the U.S. dollar or by other fluctuations in prevailing Renminbi-U.S. dollar exchange rates.

Company’s operations are substantially in foreign countries

Substantially all of the Company’s operations are in China. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in China. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; export duties, quotas, and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 17 – COMMITMENTS AND CONTINGENCIES

Operating Leases

In the normal course of business, the Company leases office space under operating leases agreements.  The operating lease agreements generally contain renewal options that may be exercised at the Company’s discretion after the completion of the base rental terms.

The Company rents office space from China YR TV Station for approximately $2,200 per year through June 2012.  Rent expense for the year ended December 31, 2012 totaled $5,957.

The Company is obligated under operating leases requiring minimum rentals as follows:

2013	$3,182
Thereafter	-
$3,182

Parent Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent Only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS
NOTE 17 – PARENT ONLY FINANCIAL STATEMENTS

As of December 31, 2012, the total restricted net assets exceeded 25% percentage of the Company’s consolidated net assets. As a result, parent only financial statements are prepared as follows:

Parent Only Balance Sheets
As of December 31, 2012 and 2011

	December 31,	December 31,
	2012	2011
ASSETS		(As restated)

CURRENT ASSETS
Cash	$104	$104
Restricted cash	236,400	236,400
Loan receivable from CNM	3,781,500	5,356,500
Total current assets	4,018,004	5,593,004

TOTAL ASSETS	$4,018,004	$5,593,004

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	615,330	330,854
Total current liabilities	615,330	330,854

COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	851,730	567,254

EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 5,689,506 shares authorized, 5,689,506 shares issued and outstanding at December 31, 2012,liquidation preference of $5,689,506)	2,846	3,633
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2012)	8,318	8,318
Additional paid-in capital	27,124,407	28,698,619
Accumulated deficit	(24,159,644)	(23,875,168)
Accumulated other comprehensive income	190,347	190,348
Total equity	3,166,274	5,025,750

TOTAL LIABILITIES AND EQUITY	$4,018,004	$5,593,004
Parent Only Statement of Operations
For the years ended December 31, 2012 and 2011

	For the year ended
	December 31,	December 31,
	2012	2011
		(As restated)

NET REVENUE	$-	$-

OPERATING EXPENSES
General and administrative expense	-	5,770,989
	-	5,770,989

LOSS FROM OPERATIONS	-	(5,770,989)

LOSS BEFORE INCOME TAX	-	(5,770,989)

INCOME TAX	-	(106,956)

NET LOSS	-	(5,664,033)

No parent only statement of cashflows is presented as there is no change in cash and cash equivalent for the year.

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis Of Presentation and Summary Of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation - The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).
Principles of consolidation
Principles of consolidation - The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

Valuation of long-lived assets
Valuation of long-lived assets- The Company follows Accounting Standards Codification (“ASC”) 360, “Property, Plant and Equipment”. The Company periodically evaluates the carrying value of long-lived assets to be held and used, including intangible assets subject to amortization, when events and circumstances warrant such a review.  The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value.  In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset.  Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved.  Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Please read Note 5 – “Receivables and Other Assets from YR TV Station under Arbitration  for a discussion of impairment charges the Company recognized in 2011 related to our investment in YR JV and YR Ad Co.

Fair Value of Financial Instruments
Fair Value of Financial Instruments - Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

Level 2 — Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Accounting standards require the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

For certain financial instruments, including cash, accounts and other receivables, accounts payable, short-term loans, accruals and other payables, it was assumed that the carrying amounts approximate fair value because of the near term maturities of such obligations. The carrying amounts of long-term loans payable approximate fair value since the interest rate associated with the debt approximates the current market interest rate.

Cash and cash equivalents
Cash and cash equivalents - Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Restricted cash
Restricted cash – Restricted cash represents cash held in Alyst’s checking account, which is obligated to be used for repurchase of 30,000 CNIH common shares, as stipulated by the Amendment to Stock Purchase Agreement between shareholders and Alyst in July 2009.

Accounts receivable
Accounts receivable – Accounts receivable are stated at the amount management expects to collect from balances outstanding at the period end.  Allowances for doubtful accounts receivable balances are recorded when circumstances indicate that collection is doubtful for particular accounts receivable or as a general reserve for all accounts receivable.  Management estimates such allowances based on historical evidence such as amounts that are subject to risk and customer credit worthiness.  Accounts receivable are written off if reasonable collection efforts are not successful.

Management periodically reviews the outstanding account balances for collectability.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property and equipment
Property and equipment – Property and equipment are stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred.   Depreciation and amortization are provided on the straight-line method based on the shorter of the estimated useful lives of the assets or lease term as follows:

Leasehold improvement	3 years
Furniture, fixtures and equipment	5 years
Computer software	1 year

Revenue recognition
Revenue recognition – The Company has advertising revenue, net of agency commissions and sales tax, and advertisement production revenue.  Advertising revenue is generated from advertising time-slots sold to advertising agencies or advertisers to broadcast their advertisements on television or radio channels.  Advertisement production revenue is generated from service provided to advertisers in designing and producing video advertisements.  The Company recognizes revenue on advertisement when advertisements are broadcast or when the advertisement production service is provided, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Net sales represent the invoiced value of services, net of business tax and agency commissions.  The Company is subject to business tax which is levied on majority of the Company’s sales at the rate of 5.0-8.625% on the invoiced value of services.

The Company requires customers to prepay certain amounts, as determined by both parties, at the time the contracts are signed.  Customer deposits are recognized into revenue when the related service is provided or advertisement is aired and all other revenue recognition criteria are met.

Cost of revenue
Cost of revenue – The Company’s cost of revenue on advertising revenue includes amortization of purchased program inventory, costs to buy back certain advertising time-slots sold to agency companies which the Company’s advertising customers need, and cost of producing advertisements.

Comprehensive income (loss)
Comprehensive income (loss) – The Company follows the Statement of Financial Accounting Standard (“SFAS”) No. 130, Reporting Comprehensive Income. Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the Company, comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.

Income taxes
Income taxes- Alyst was subject to US federal, New York State and New York City taxes prior to the redomestication to the BVI through a merger with CNIH. China Networks was originally incorporated in the Cayman Islands and subsequently reincorporated in the BVI.  China Networks is not subject to income taxes under the current laws of the Cayman Islands or BVI.  PRC entities are subject to the PRC Enterprise Income tax at the applicable rates on taxable income at the commencement of operations.

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes.  Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date.  Deferred income tax liabilities or assets are recorded to reflect the tax consequences in future differences between the tax basis of assets and liabilities and the financial reporting amounts at each year end.  A valuation allowance is recognized if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized.

Foreign Currency
Foreign Currency- The functional currency of each foreign operation is the local currency. The consolidated financial statements of the Company are presented in United States Dollars (“US$”). Transactions in foreign currencies during the year are translated into US$ at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies on the balance sheet date are translated into US$ at the exchange rates prevailing on that date. Gains and losses on foreign currency transactions (if any) are included in the statement of operations.

The JV Tech Cos and JV Ad Cos translate their assets and liabilities into US$ at the current exchange rate at the end of the reporting period. Revenues and expenses are translated into US$ using the average exchange rate during the period. Gains and losses that result from the translation are included in other comprehensive loss.

Earnings per Common Share
Earnings per Common Share – The Company follows ASC 260, Earnings per Share, resulting in the presentation of basic and diluted earnings per share.  Diluted earnings per common share assume that outstanding common shares were increased by shares convertible from preferred stock. Since the Company’s common stock equivalents are not dilutive for the year ended December 31, 2012 and 2011, the basic and diluted earnings per share for those periods are the same.

Use of estimates
Use of estimates - The preparation of the Company’s financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to valuation of program rights and intangible assets, preferred stock valuation, discount on promissory notes, allowance for uncollectible accounts receivable, depreciation, useful lives of property, taxes, and contingencies. These estimates may be adjusted as more current information becomes available and any adjustment could be significant.  Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary.

Non-controlling interest in consolidated financial statements
Non-controlling interest in consolidated financial statements – ASC 810 establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary.  The Company adopted this guidance on January 1, 2009. Please read note 4 – Noncontrolling Interests for further discussion.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

There is no recently issued accounting pronouncements adopted by the Company.  Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

The Group accounts for and discloses events that occur after the balance sheet but before financial statements are issued or are available to be issued through December 31, 2012.

Restatement (Tables)	12 Months Ended
Dec. 31, 2012
Restatement [Abstract]
Schedule of Restatement Adjustment

	As previously
	reported	As restated	Effect of change

Additional paid in capital	$26,419,357	$28,698,619	$2,279,262
Accumulated losses	(22,350,656)	(24,631,818)	(2,281,162)
Loss per shares	0.23	0.21	(0.02)
Statement of operations for the year ended December 31, 2011
	As previously
	reported	As restated	Effect of change

Administrative expenses and other expenses	$11,380,304	$11,380,304	$-
Premium paid on redemption of debenture payable	-	2,281,162	2,281,162
Net loss before tax	11,380,304	13,661,466	2,281,162

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis Of Presentation and Summary Of Significant Accounting Policies [Abstract]
Schedule of estimated useful life
Leasehold improvement	3 years
Furniture, fixtures and equipment	5 years
Computer software	1 year

Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables and Prepaid Expenses [Abstract]
Schedule of other receivables and prepaid expenses
	December 31, 2012	December 31, 2011

Other receivables and deposits	$159,374	$134,291
Prepaid expenses	-	90,202
Due from staff and others	-	1,227
	$159,374	$225,720

Receivables and Other Assets from YR TV Station Under Arbitration (Tables)	12 Months Ended
Dec. 31, 2012
Receivables and Other Assets From Yr Tv Station Under Arbitration [Abstract]
Schedule of receivable and other assets from YR TV Station

	December 31, 2012	December 31, 2011

China YR TV Station- Loan	$751,377	$749,541
China YR TV Station- Advertising income	3,089,450	3,081,899
China YR TV Station- Others	184,457	180,235
Impairment	(4,025,284)	(680,000)
	$-	$3,333,675

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Schedule of property and equipment

	December 31, 2012	December 31, 2011
At cost:
Furniture, fixtures and equipment	$15,521	$15,483
Computer software	10,158	10,134
	25,679	25,617
Less: accumulated depreciation	(18,328)	(13,673)
Net book value	$7,351	$11,944

Program Rights and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Program Rights and Intangible Assets, Net [Abstract]
Summary of program rights and intangible assets
	December 31, 2012	December 31, 2011

Program rights	$20,692	$20,692
Less: accumulated amortization	(20,692)	(20,692)
	$-	$-

Intangible assets	$7,120,088	$7,120,088
Less: accumulated amortization	(613,119)	(613,119)
Less: impairment charges	(6,506,969)	(6,506,969)
	$-	$-

Other Payable (Tables)	12 Months Ended
Dec. 31, 2012
Other Payable [Abstract]
Schedule of other payable
	December 31, 2012	December 31, 2011

Dividend Payable	$615,330	$330,854
	$614,330	$330,854

Other Payables to TV Stations (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables To Tv Stations [Abstract]
Summary of other payables to TV Stations
	December 31, 2012	December 31, 2011

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,305,019	1,269,804
	$1,382,194	$1,346,979

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Summary of accrued liabilities
	December 31, 2012	December 31, 2011

Business and other taxes payable	$-	$717
Accrued expenses	193,683	78,851
Accrued salary	1,189	7,862
	$194,872	$87,430

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Summary of income tax provision
	The year ended
	December 31, 2012	December 31, 2011

Current tax	$-	$(106,956)
Deferred tax	-	-
	$-	$(106,956)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of operating leases requiring minimum rentals
2013	$3,182
Thereafter	-
$3,182

Parent Only Financial Statements (Tables) (Parent [Member])	12 Months Ended
Dec. 31, 2012
Parent [Member]
Balance Sheets
	December 31,	December 31,
	2012	2011
ASSETS		(As restated)

CURRENT ASSETS
Cash	$104	$104
Restricted cash	236,400	236,400
Loan receivable from CNM	3,781,500	5,356,500
Total current assets	4,018,004	5,593,004

TOTAL ASSETS	$4,018,004	$5,593,004

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	615,330	330,854
Total current liabilities	615,330	330,854

COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	851,730	567,254

EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 5,689,506 shares authorized, 5,689,506 shares issued and outstanding at December 31, 2012,liquidation preference of $5,689,506)	2,846	3,633
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2012)	8,318	8,318
Additional paid-in capital	27,124,407	28,698,619
Accumulated deficit	(24,159,644)	(23,875,168)
Accumulated other comprehensive income	190,347	190,348
Total equity	3,166,274	5,025,750

TOTAL LIABILITIES AND EQUITY	$4,018,004	$5,593,004

Statement of Operations
	For the year ended
	December 31,	December 31,
	2012	2011
		(As restated)

NET REVENUE	$-	$-

OPERATING EXPENSES
General and administrative expense	-	5,770,989
	-	5,770,989

LOSS FROM OPERATIONS	-	(5,770,989)

LOSS BEFORE INCOME TAX	-	(5,770,989)

INCOME TAX	-	(106,956)

NET LOSS	-	(5,664,033)

Organization (Details)	0 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended									1 Months Ended																			12 Months Ended	0 Months Ended		1 Months Ended			0 Months Ended
	Sep. 01, 2010 Agreement	Jun. 29, 2009 USD ($)	Aug. 31, 2008 Company	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 01, 2010 Kunming JV [Member] USD ($)	Sep. 01, 2010 Kunming JV [Member] CNY	Oct. 09, 2011 YR TV Station [Member] USD ($)	Oct. 09, 2011 YR TV Station [Member] CNY	Apr. 30, 2012 YR TV Station [Member] USD ($)	Apr. 30, 2012 YR TV Station [Member] CNY	Dec. 31, 2012 Yellow River JV [Member] CNY	Dec. 31, 2009 ANT [Member]	Dec. 31, 2008 ANT [Member]	Dec. 31, 2008 ANT [Member] Kunming JV [Member]	Dec. 31, 2008 ANT [Member] Taiyuan JV [Member]	Dec. 31, 2009 Kunming TV Station [Member]	Dec. 31, 2008 Kunming TV Station [Member]	Aug. 31, 2008 Hetong [Member]	Aug. 11, 2008 Kunming JV agreement [Member] PRC TV Stations [Member] CNY	Dec. 31, 2009 Kunming JV agreement [Member] Kunming TV Station [Member]	Jun. 30, 2008 Kunming JV agreement [Member] Kunming TV Station [Member] USD ($)	Jun. 30, 2008 Kunming JV agreement [Member] Kunming TV Station [Member] CNY	Jun. 30, 2008 Taiyuan JV agreement [Member] YR TV Station [Member] USD ($)	Jun. 30, 2008 Taiyuan JV agreement [Member] YR TV Station [Member] CNY	Dec. 31, 2010 Asset Transfer Agreements [Member] Kunming JV [Member] USD ($)	Dec. 31, 2010 Asset Transfer Agreements [Member] Kunming JV [Member] CNY	Dec. 31, 2009 Asset Transfer Agreements [Member] Kunming JV [Member] USD ($)	Dec. 31, 2009 Asset Transfer Agreements [Member] Kunming JV [Member] CNY	Jul. 17, 2008 Asset Transfer Agreements [Member] Taiyuan JV [Member] USD ($)	Jul. 17, 2008 Asset Transfer Agreements [Member] Taiyuan JV [Member] CNY	Jul. 17, 2008 Asset Transfer Agreements [Member] YR TV Station [Member] CNY	Aug. 11, 2008 Asset Transfer Agreements [Member] Kunming TV Station [Member] Kunming JV [Member] USD ($)	Sep. 01, 2010 Kunming Ad Cos [Member] USD ($)	Sep. 01, 2010 Kunming Ad Cos [Member] CNY	Aug. 31, 2008 Kunming Ad Cos [Member] Hetong [Member]	Aug. 31, 2008 Taiyuan Ad Co [Member] Hetong [Member]	Dec. 31, 2012 Warrant [Member] USD ($)	Apr. 13, 2010 Common Stock USD ($)	Jun. 02, 2008 Common Stock USD ($)	Nov. 30, 2011 Common Stock	Jun. 29, 2009 Common Stock USD ($)	Mar. 30, 2007 Common Stock USD ($)	Aug. 16, 2006 Alyst Acquisition Corp [Member] Private Placement [Member] USD ($)	Jul. 05, 2007 Alyst Acquisition Corp [Member] Private Placement [Member] Warrant [Member] USD ($)	Jul. 05, 2007 Alyst Acquisition Corp [Member] IPO [Member] USD ($)
Organization (Textual)
Share issued during period																																							6,342,110	1,900,000	14,964,100			1,750,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001																																		$ 0.0001	$ 0.0005		$ 0.0001	$ 1	$ 0.0001
Units of stock issued during the period																																														8,044,400
Description of units issued during period		Each unit containing one ordinary share and one warrant.																																												Each Unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock.
Warrant exercise price																																						$ 5							$ 5	$ 5
Warrants issued during period																																													1,820,000
Common stock, shares outstanding		12,927,888		83,109,978																																						12,927,888
Warrant outstanding		9,864,400
Units issued to Underwriters		300,000
Description of Business Combination		As the result of consummation of the business combination, China Networks' common and preferred shares were converted automatically into 9,422,760 CNIH common share.
Voting equity interests acquired from as result of business combination		73.00%
Assets acquired by China Networks from Alyst		$ 1,566,492
Cash acquired by China Networks acquired from Alyst		1,449,122
Equity interest owned by ANT															50.00%	50.00%
Fair value of contributions under agreement																				150,000,000		21,900,000	150,000,000	6,600,000	45,000,000	9,700,000	65,000,000	12,400,000	85,000,000	6,600,000	45,000,000	45,000,000	150,000,000
Percentage of obligations contributed under Joint Ventures													50.00%	50.00%			100.00%	100.00%			100.00%
Percentage of contribution paid under Supplemental Agreement before April 30, 2010													100.00%
Ownership percentage held by trustee																			100.00%
Ownership interest percentage owned by Hetong																																				50.00%	50.00%
Consideration paid under asset disposal agreement				1,600,000	19,900,000	22,600,000	150,000,000																											100,000	700,000
Remaining consideration under asset disposal agreement expected to settlement by December 2012				800,000
Claim filed for contract termination								8,571,000	54,000,000
Amended amount of claim filed for contract termination										12,900,000	81,417,196
Additional capital contribution												45,000,000
Number of domestic advertising companies			2
Number of agreements	2
Amount senior secured convertible debentures repaid through proceeds of sale				$ 11,000,000

Restatement (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance sheet
Additional paid-in capital	$ 27,124,406	$ 28,698,619
Accumulated losses	(29,037,122)	(24,631,818)
Loss per share	$ 0.05	$ 0.21	$ 0.09
Statement of operations for the year ended December 31, 2011
Administrative expenses and other expenses		11,380,304
Premium paid on redemption of debenture payable		2,281,162
Net loss before tax	4,141,618	13,661,466	(2,886,988)
As previously reported [Member]
Balance sheet
Additional paid-in capital		26,419,357
Accumulated losses		(22,350,656)
Loss per share		$ 0.23
Statement of operations for the year ended December 31, 2011
Administrative expenses and other expenses		11,380,304
Premium paid on redemption of debenture payable
Net loss before tax		11,380,304
Effect of change [Member]
Balance sheet
Additional paid-in capital		2,279,262
Accumulated losses		(2,281,162)
Loss per share		$ (0.02)
Statement of operations for the year ended December 31, 2011
Administrative expenses and other expenses
Premium paid on redemption of debenture payable		2,281,162
Net loss before tax		$ 2,281,162

Restatement (Details Textual) (Common Stock [Member])	12 Months Ended
Dec. 31, 2011
Restatement (Textual)
Issuance of common stock due to the repayment of convertible loan, Shares	27,204,680
As previously reported [Member]
Restatement (Textual)
Issuance of common stock due to the repayment of convertible loan, Shares	8,195,000
Effect of change [Member]
Restatement (Textual)
Issuance of common stock due to the repayment of convertible loan, Shares	19,009,680

Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Leasehold improvement [Member]
Schedule of Estimated useful life of the asset
Estimated useful lives	3 years
Furniture, fixtures and equipment [Member]
Schedule of Estimated useful life of the asset
Estimated useful lives	5 years
Computer software [Member]
Schedule of Estimated useful life of the asset
Estimated useful lives	1 year

Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2012
Basis Of Presentation and Summary Of Significant Accounting Policies (Textual)
Repurchase of CNIH common shares using restricted cash balances	30,000
Minimum percentage of business tax on invoiced value of services	5.00%
Maximum percentage of business tax on invoiced value of services	8.63%

Other Receivables and Prepaid Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of other receivable and prepaid expenses
Other receivables and deposits	$ 159,374	$ 134,291
Prepaid expenses		90,202
Due from staff and others		1,227
Total	$ 159,374	$ 225,720

Receivables and Other Assets from YR TV Station Under Arbitration (Details) (China YR TV Station [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
China YR TV Station [Member]
Schedule of Receivable and other assets
China YR TV Station- Loan	$ 751,377	$ 749,541
China YR TV Station- Advertising income	3,089,450	3,081,899
China YR TV Station- Others	184,457	180,235
Impairment	(4,025,284)	(680,000)
Total		$ 3,333,675

Receivables and Other Assets from YR TV Station Under Arbitration (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 China YR TV Station [Member] USD ($)	Dec. 31, 2012 China YR TV Station [Member] CNY	Dec. 31, 2011 China YR TV Station [Member] USD ($)
Receivables and Other Assets From Yr Tv Station Under Arbitration (Textual)
Recovery Of Capital Investment Including Interest				$ 8,571,000	54,000,000
Impairment loss on receivables from YR TV Station	$ 3,345,284	$ 680,000		$ 3,345,284		$ 680,000

Property and Equipment, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, net book value
Property, Plant and Equipment, at cost	$ 25,679	$ 25,617
Less: accumulated depreciation	(18,328)	(13,673)
Net book value	7,351	11,944
Furniture, fixtures and equipment [Member]
Property and equipment, net book value
Property, Plant and Equipment, at cost	15,521	15,483
Computer software [Member]
Property and equipment, net book value
Property, Plant and Equipment, at cost	$ 10,158	$ 10,134

Property and Equipment, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment (Textual)
Depreciation and amortization	$ 4,655	$ 4,496	$ 252,097

Program Rights and Intangible Assets, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of program rights and intangible assets
Program rights, gross	$ 7,120,088	$ 7,120,088
Less: accumulated amortization	(613,119)	(613,119)
Less: impairment charges	(6,506,969)	(6,506,969)
Program rights, net
Program rights [Member]
Summary of program rights and intangible assets
Program rights, gross	20,692	20,692
Less: accumulated amortization	(20,692)	(20,692)
Program rights, net

Program Rights and Intangible Assets, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Program Rights and Intangible Assets, Net (Textual)
Intangible assets useful life	Over the lives of the Exclusive Cooperation Agreements of 20 and 30 years for Kunming JV and Taiyuan JV.
Finite lived intangible assets, fully impaired		$ 6,506,969
Program rights [Member]
Program Rights and Intangible Assets, Net (Textual)
Program rights expected useful life	1 year

Other Payable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of other payable
Dividend payable	$ 615,330	$ 330,854
Other payable	$ 615,330	$ 330,854

Other Payable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Payable (Textual)
Preferred shares annual dividend rate	5.00%	5.00%
Dividend payable	$ 615,330	$ 330,854

Other Payables to TV Stations (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of other payables to TV Stations
Payable to TV station	$ 1,382,194	$ 1,346,979
Kunming TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	77,175	77,175
China YR TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	$ 1,305,019	$ 1,269,804

Other Payables to TV Stations (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Payables To TV Stations (Textual)
Payable to TV station	$ 1,382,194	$ 1,346,979
Kunming TV Station [Member]
Other Payables To TV Stations (Textual)
Payable to TV station	77,175	77,175
YR TV Station [Member]
Other Payables To TV Stations (Textual)
Payable to TV station	1,305,019	1,269,804
Expenses towards employee payroll expenses	16,214
Liability towards reimbursement of administrative expenses	$ 1,288,805

Accrued Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of accrued liabilities
Business and other taxes payable		$ 717
Accrued expenses	193,683	78,851
Accrued salary	1,189	7,862
Accrued liabilities	$ 194,872	$ 87,430

Related Party Transactions (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Textual)
Due to related parties	$ 59,750	$ 59,750

Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of income tax provision
Current tax		$ (106,956)
Deferred tax			208,365
Total Tax Provision		$ (106,956)	$ 148,529

Income Tax (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax (Textual)
Income Tax statutory rate	25.00%
Current tax		$ (106,956)
Prepaid income tax	34,797
Franchise income tax	25,935
New York City income tax	7,122
New York State income tax	$ 39,102

Shareholders' Equity (Details) (USD $)	1 Months Ended						0 Months Ended				1 Months Ended				0 Months Ended		1 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended
	Jul. 31, 2009	Jun. 30, 2009	Dec. 31, 2012	Dec. 31, 2011	Apr. 13, 2010	Jun. 29, 2009	Apr. 13, 2010 Mr. Kerry [Member]	Apr. 13, 2010 Exchange and Amendatory Agreement [Member]	Apr. 13, 2010 Common Stock [Member]	Jun. 02, 2008 Common Stock [Member]	Nov. 30, 2011 Common Stock [Member]	Jun. 30, 2009 Common Stock [Member]	Jun. 29, 2009 Common Stock [Member]	Mar. 30, 2007 Common Stock [Member]	Apr. 13, 2010 Common Stock [Member] Exchange and Amendatory Agreement [Member]	May 12, 2011 Class A Preferred Stock [Member]	Apr. 30, 2012 Class A Preferred Stock [Member]	Nov. 30, 2011 Class A Preferred Stock [Member]	Jun. 30, 2011 Class A Preferred Stock [Member]	Jun. 30, 2009 Class A Preferred Stock [Member]	Dec. 31, 2012 Class A Preferred Stock [Member]	Apr. 26, 2012 Class A Preferred Stock [Member]	Jun. 29, 2009 Class A Preferred Stock [Member]	Jun. 02, 2008 Class A Preferred Stock [Member]	Apr. 13, 2010 Class A Preferred Stock [Member] Exchange and Amendatory Agreement [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member] Purchase Option [Member]
Shareholders Equity (Textual)
Authorized share capital at the time of incorporation										1,900,000				50,000										1,050,000
Common stock par value at the time of incorporation			$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0005			$ 0.0001	$ 1
Class A Preferred Shares, par value			$ 0.0005																					$ 0.0005
Previously issued shares cancelled							2,000,000			1,000						4,028,690	1,575,000	4,706,807
Share redemption price pe share																$ 1		$ 1				$ 1
Share issued during period									6,342,110	1,900,000	14,964,100				23,000,000										16,000,000
Voting right																					One share equal to one voting right.
Liquidation preference per share																					$ 0.01
Common stock, shares outstanding			83,109,978			12,927,888							12,927,888
Warrant outstanding						9,864,400
IPO Underwriters' Purchase Option						300,000
Description of content of units		Each unit containing one ordinary share and one warrant.
Shares issued and outstanding before business combination													1,900,000										980,000
Shares issued upon conversion																							9,794,400
Additional shares issued												253,488
Total shares held by underwriter												11,027,888
Percentage of voting interest held by common stockholders		73.00%
Right to receive cash amount per share																				$ 7.143
Value of senior secured note covered under agreement								$ 25,500,000
Common Stock Held							2,429,635
Stock issued to placement agent									750,000
Redemption payment made																		4,700,000	4,690,000
Redeemed shares reissued under private placement, description																25.18% of the total 16,000,000 Class A Preferred Shares outstanding.	21.68% of the 7,264,503 Class A Preferred Shares then outstanding.	39.32% of the 11,971,310 Class A Preferred Shares then outstanding.
Accrued and outstanding dividend																		299,282
Warrants expiration date																										Jun 28, 2011
Warrant exercise price																										$ 5	$ 10
Description of warrant expiration																										The warrants were expired at 5:00 p.m., New York City time on June 28, 2011.
Value of units issuable																											100
Value of stock repurchased by former stockholders		44,896,637
Number of shares repurchased by former stockholders		5,702,384
Number of shareholders receive consideration		4,396,604
Purchase price per share		$ 7.87
Payment of purchase price		34,607,721
Number of shares entered into stock repurchase agreement	1,305,780
Shareholders right under stock repurchase agreement, Description	Shareholders have the right until five years after the date of the Amendment to exercise the right to receive the Purchase Price.
Amount to be deposited in trust account pursuant to stock repurchase agreement	10,289,546
Number of shares repurchased	1,275,780
Convertible debentures face amount					$ 11,000,000
Convertible debentures bearing interest rate					10.00%

Concentrations, Risk and Uncertainties (Details) (USD $)	Dec. 31, 2012
Concentrations, Risk and Uncertainties (Textual)
Accounts receivable due from customers
Bank account insured by Federal Deposit Insurance Corporation	250,000
Balances not insured by FDIC	$ 1,900,000

Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012
Schedule of operating leases requiring minimum rentals
2013	$ 3,182
Thereafter
Total	$ 3,182

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies (Textual)
Rent payment to China YR TV Station	$ 2,200
Rent expense	$ 5,957

Parent Only Financial Statements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 2,117,731	$ 2,005,727
Restricted cash	236,400	236,400
Loan receivable from CNM		3,331,675
Total current assets	2,624,873	8,170,617
TOTAL ASSETS	2,632,224	8,182,561
CURRENT LIABILITIES
Other payable	615,330	330,854
Total current liabilities	2,252,146	1,825,013
COMMON STOCK SUBJECT TO REPURCHASE	(236,400)	(236,400)
TOTAL LIABILITIES	2,488,546	2,061,413
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 5,689,506 shares authorized, 5,689,506 shares issued and outstanding at December 31, 2012,liquidation preference of $5,689,506)	2,846	3,633
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2012)	8,318	8,318
Additional paid-in capital	27,124,406	28,698,619
Accumulated deficit	(29,037,122)	(24,631,818)
Accumulated other comprehensive income	962,157	954,490
Total equity	(939,395)	5,033,242
TOTAL LIABILITIES AND EQUITY	2,632,224	8,182,561
Parent Company [Member]
CURRENT ASSETS
Cash	104	104
Restricted cash	236,400	236,400
Loan receivable from CNM	3,781,500	5,356,500
Total current assets	4,018,004	5,593,004
TOTAL ASSETS	4,018,004	5,593,004
CURRENT LIABILITIES
Other payable	615,330	330,854
Total current liabilities	615,330	330,854
COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	851,730	567,254
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 5,689,506 shares authorized, 5,689,506 shares issued and outstanding at December 31, 2012,liquidation preference of $5,689,506)	2,846	3,633
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2012)	8,318	8,318
Additional paid-in capital	27,124,407	28,698,619
Accumulated deficit	(24,159,644)	(23,875,168)
Accumulated other comprehensive income	190,347	190,348
Total equity	3,166,274	5,025,750
TOTAL LIABILITIES AND EQUITY	$ 4,018,004	$ 5,593,004

Parent Only Financial Statements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET REVENUE			$ 3,751,410
OPERATING EXPENSES
General and administrative expense	909,729	1,099,941	2,253,785
Total operating expenses	909,729	1,100,101	2,273,688
LOSS FROM OPERATIONS	(909,729)	(1,100,101)	(916,451)
LOSS BEFORE INCOME TAX	(4,141,618)	(13,661,466)	2,886,988
INCOME TAX		(106,956)	148,529
NET LOSS	(4,141,618)	(13,554,510)	(670,527)
Parent [Member]
NET REVENUE
OPERATING EXPENSES
General and administrative expense		5,770,989
Total operating expenses		5,770,989
LOSS FROM OPERATIONS		(5,770,989)
LOSS BEFORE INCOME TAX		(5,770,989)
INCOME TAX		(106,956)
NET LOSS		$ (5,664,033)

Parent Only Financial Statements (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2009
Parent Only Financial Statements (Textual)
Class A Preferred Shares, par value	$ 0.0005
Class A Preferred Shares, shares authorized	16,000,000
Class A Preferred Shares, shares issued	5,689,506	7,264,503
Class A Preferred Shares, shares outstanding	5,689,506
Class A Preferred Shares, liquidation preference	$ 5,689,506	$ 5,689,506
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	83,109,978
Common stock, shares issued	83,109,978	83,109,978
Common stock, shares outstanding	83,109,978		12,927,888
Parent [Member]
Parent Only Financial Statements (Textual)
Class A Preferred Shares, par value	$ 0.0005
Class A Preferred Shares, shares authorized	5,689,506
Class A Preferred Shares, shares issued	5,689,506
Class A Preferred Shares, shares outstanding	5,689,506
Class A Preferred Shares, liquidation preference	$ 5,689,506
Common stock, par value	$ 0.0001
Common stock, shares authorized	83,109,978
Common stock, shares issued	83,109,978
Common stock, shares outstanding	83,109,978
Restricted asset in percentage of net asset (In percentage)	25.00%